Tax Expense (Benefit) - Summary of Reconciliation of Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income (loss) before tax	$ 12,164	$ 10,752	$ (1,029)
Tax expense at 5%	608	538	(52)
Disallowed expenses (credits)	239	(692)	322
Movements in temporary differences	(939)	(1,892)	233
Income subject to other tax rates	(273)	(2,144)	248
Other	76	(209)	121
Tax expense (benefit)	$ (289)	$ (4,399)	$ 872